Accounting judgments, estimates and assumptions	6 Months Ended
Jun. 30, 2023
Accounting judgments, estimates and assumptions
Accounting judgments, estimates and assumptions

4.Accounting judgments, estimates and assumptions

In preparing these interim condensed consolidated financial statements, management has made judgements and estimates that affect the application of accounting policies and the reported amounts of assets, liabilities, incomes and expenses. Actual results may differ from these estimates.

The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the Group’s consolidated financial statements for the year ended December 31, 2022 except for as described below.

Change in estimates

Warrants’ valuation

Upon completion of the Transaction on August 26, 2021, each outstanding warrant to purchase Kismet’s ordinary shares was converted into a warrant to acquire one ordinary share of the Company, at a price of US$11.50 per share. A total of 20,250,000 Kismet warrants were converted into 20,249,993 warrants of the Company, 13,499,993 of which are public and 6,750,000 of which are private.

The Company accounts for the warrants in its financial statements as a liability in accordance with IAS 32 - Financial Instruments: Presentation and IFRS 9 - Financial Instruments, based on the fact the fixed-for-fixed criteria is not met. This is due to the fact that investors can exercise their warrants on a cashless basis according to make-whole table, where warrants are exchanged into a fractional number of shares depending on the stock price at time of redemption and remaining time to warrant expiration. The warrants are initially recorded at fair value and then remeasured at each reporting date until exercised or expired, with any change in fair value to be recognized in profit or loss within the line Change in fair value of share warrant obligation and other financial instruments.

Management used traded market price from NASDAQ for the purpose of estimating fair value of Private and Public Warrants as at June 30, 2023 as the trading was resumed on the 16th of March while as at December 31,2022 management used the Monte Carlo simulations to determine the value of the Private and Public warrants (see Note 22 for details).

The effect of the change in the measurement of the warrants’ fair value as at June 30, 2023 is 10,839 being a decrease in the fair value, as compared with the value that would have been determined by the valuation method used as at December 31, 2022 where the Company used Monte-Carlo simulation with the following input parameters:

●	Implied multiples were calculated using the last quoted share price before the trading halt was introduced to estimate a discount/(premium) to median multiples of peer group (30% for EV/Bookings and 2% for EV/EBITDA);
●	Median EV/Bookings and EV/EBITDA multiples of peer group were calculated as at the reporting date;
●	Discounts/(premiums) from the multiples calculated in the first step were applied to estimate our multiples as at the reporting date.

Based on the above multiples and actual number of bookings and EBITDA during the year we estimated our enterprise value and, based on the number of outstanding shares as at  December 21, 2022, the starting price of our shares, which was the input parameter of the Monte Carlo model, which  is different from the approach used as at June 30, 2023, where quoted market price was used as the fair value of one warrant.

Measurement of the financial instruments issued as part of the investments in associates

Significant judgment is required in measurement of the fair value of the financial instruments related to the investments in equity-accounted associates during the current reporting period, which included contingent consideration (sellers and founders earn-outs), call and put options of GDEV Inc. and respective shareholders as per shareholders’ and share purchase agreements and conversion option for the loan issued to Castcrown Ltd.

Fair value of the mentioned financial instruments considers the likelihood of achievement by the associates of performance targets such as those in respect of Net bookings and EBITDA over certain agreed periods of time. In order to estimate achievement of such performance targets management utilized Monte-Carlo simulations over the agreed periods and projected various outcomes for each performance target based on the underlying management assumptions of the investees’ future business growth. Management determined the fair values of the financial instruments based on outputs provided by those Monte-Carlo simulations.

In order to determine the fair value of the financial instruments (see Note 16 for details) as at June 30, 2023 management applied the following assumptions:

●	Target pay back of 365 days on marketing investments in customer acquisition (i.e. the period over which we expect to recover marketing expenses made) applied to the projected periods. This assumption is based on the historical effectiveness of marketing expenses for Hero Wars game and the adjustment applied by management related to uncertainty of the games being new.
●	Discount rate based on risk-free rate of 4.49%.
●	Valuation of investees based on forward multiples of Enterprise Value to Net bookings of 1.47 and Enterprise Value to Investor's consolidated management EBITDA of 7.91 based on publicly traded peers from gaming industry, while as at December 31, 2022 the valuation was performed based on historical multiples.
●	Assumption of Standard deviation (Sigma parameter of GBM distribution) of marketing expenditure incurred in order to generate bookings over the projected period of time with bookings benchmarked against historic performance of the same genre games in the gaming industry and implying certain Failure rate for such games.

Due to the fact that stochastic generated marketing costs are mainly dependent from sigma parameter of GBM distribution, sigma was used in sensitivity tests to determine change in fair value of financial instruments with the change of marketing costs.

The effect of the change in the measurement approach on the estimated fair values of the financial instruments of MX Capital Ltd as at June 30, 2023 is 120 being an increase in the fair value of put option, no effect on the fair values of other financial instruments.

The analysis of sensitivity to the key parameters of financial model in MX Capital Ltd as at June 30, 2023:

●	While other parameters remain constant, an increase of target pay back on marketing investments by 30 days would decrease the fair value of sellers earn-outs by 7 and increase the fair value of put option by 45, the fair value of other financial instruments would remain unchanged.
●	While other parameters remain constant, a decrease of target pay back on marketing investments by 30 days would increase the fair value of sellers earn-outs by 32 and decrease the fair value of put option by 98, the fair value of other financial instruments would remain unchanged.
●	While other parameters remain constant, an increase of risk-free rate by 0.1 percentage would decrease the fair value of put option by 61, the fair value of other financial instruments would remain unchanged.
●	While other parameters remain constant, a decrease of risk-free rate by 0.1 percentage points would increase the fair value of put option by 61, the fair value of other financial instruments would remain unchanged.
●	While other parameters remain constant, an increase of multiples by 10% would decrease the fair value of put option by 358, the fair value of call option would remain unchanged.
●	While other parameters remain constant, a decrease of multiples by 10% would increase the fair value of put option by 159, the fair value of call option would remain unchanged.
●	While other parameters remain constant, an increase of sigma by 10% would increase the fair value of sellers earn-outs by 12 and decrease the fair value of put option by 36, the fair value of other financial instruments would remain unchanged.
●	While other parameters remain constant, a decrease of sigma by 10% would decrease the fair value of sellers earn-outs by 59 and increase the fair value of put option by 178, the fair value of other financial instruments would remain unchanged.

The analysis of sensitivity to the key parameters of financial model of Castcrown Ltd shows that there is no reasonably possible change in the key parameters that would materially change the fair value of the relevant financial instruments.